UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 12/31/2024

Date of reporting period: 12/31/2024

Item 1. Reports to Stockholders.

(a)

Kensington Active Advantage Fund
Class A | KADAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/active-advantage-fund-overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$166	1.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Kensington Active Advantage Fund	PAGE 1	TSR-AR-56167N381

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/23/2022)
Class A (without sales charge)	7.44	1.87
Class A (with sales charge)	2.30	0.09
50% S&P500/50% Bloomberg Capital Aggregate Bond	12.65	5.92
Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$34,040,596
Number of Holdings	11
Net Advisory Fee	$26,775
Portfolio Turnover	177%
Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%) of net assets
Exchange Traded Funds	78.4%
Open End Funds	20.6%
Investments Purchased with Proceeds from Securities Lending	19.0%
Cash & Other	-18.0%

Top 10 Issuers	(%) of net assets
Vanguard S&P 500 ETF	33.1%
Manning & Napier High Yield Bond Series	20.6%
Mount Vernon Liquid Assets Portfolio, LLC	19.0%
Invesco QQQ Trust Series 1	15.7%
Pimco Senior Loan Active Exchange-Traded Fund	5.3%
iShares Broad USD High Yield Corporate Bond ETF	5.3%
Janus Henderson B-BBB CLO ETF	4.9%
Vanguard Mega Cap Growth ETF	4.5%
PIMCO Multi Sector Bond Active ETF	4.0%
SPDR Blackstone Senior Loan ETF	3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Active Advantage Fund	PAGE 2	TSR-AR-56167N381

Kensington Active Advantage Fund
Class C | KADCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/active-advantage-fund-overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$243	2.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Kensington Active Advantage Fund	PAGE 1	TSR-AR-56167N373

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/23/2022)
Class C (without sales charge)	6.39	1.02
Class C (with sales charge)	5.39	1.02
50% S&P500/50% Bloomberg Capital Aggregate Bond	12.65	5.92
Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$34,040,596
Number of Holdings	11
Net Advisory Fee	$26,775
Portfolio Turnover	177%
Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%) of net assets
Exchange Traded Funds	78.4%
Open End Funds	20.6%
Investments Purchased with Proceeds from Securities Lending	19.0%
Cash & Other	-18.0%

Top 10 Issuers	(%) of net assets
Vanguard S&P 500 ETF	33.1%
Manning & Napier High Yield Bond Series	20.6%
Mount Vernon Liquid Assets Portfolio, LLC	19.0%
Invesco QQQ Trust Series 1	15.7%
Pimco Senior Loan Active Exchange-Traded Fund	5.3%
iShares Broad USD High Yield Corporate Bond ETF	5.3%
Janus Henderson B-BBB CLO ETF	4.9%
Vanguard Mega Cap Growth ETF	4.5%
PIMCO Multi Sector Bond Active ETF	4.0%
SPDR Blackstone Senior Loan ETF	3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Active Advantage Fund	PAGE 2	TSR-AR-56167N373

Kensington Active Advantage Fund
Institutional Class | KADIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/active-advantage-fund-overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$140	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
Kensington Active Advantage Fund	PAGE 1	TSR-AR-56167N399

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/23/2022)
Institutional Class (without sales charge)	7.82	2.16
50% S&P500/50% Bloomberg Capital Aggregate Bond	12.65	5.92
Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$34,040,596
Number of Holdings	11
Net Advisory Fee	$26,775
Portfolio Turnover	177%
Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%) of net assets
Exchange Traded Funds	78.4%
Open End Funds	20.6%
Investments Purchased with Proceeds from Securities Lending	19.0%
Cash & Other	-18.0%

Top 10 Issuers	(%) of net assets
Vanguard S&P 500 ETF	33.1%
Manning & Napier High Yield Bond Series	20.6%
Mount Vernon Liquid Assets Portfolio, LLC	19.0%
Invesco QQQ Trust Series 1	15.7%
Pimco Senior Loan Active Exchange-Traded Fund	5.3%
iShares Broad USD High Yield Corporate Bond ETF	5.3%
Janus Henderson B-BBB CLO ETF	4.9%
Vanguard Mega Cap Growth ETF	4.5%
PIMCO Multi Sector Bond Active ETF	4.0%
SPDR Blackstone Senior Loan ETF	3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Active Advantage Fund	PAGE 2	TSR-AR-56167N399

Kensington Managed Income Fund
Class A | KAMAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/managed-income-fund-overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$163	1.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Kensington Managed Income Fund	PAGE 1	TSR-AR-56167N332

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/28/2019)
Class A (without sales charge)	4.12	1.97	2.30
Class A (with sales charge)	-0.83	0.98	1.41
Bloomberg US Aggregate Bond Index	1.25	-0.33	0.48
ICE BofA US High Yield Total Return Index	8.20	4.04	4.65
Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$856,237,529
Number of Holdings	19
Net Advisory Fee	$10,773,799
Portfolio Turnover	134%
Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%)
Exchange Traded Funds	87.7%
Investments Purchased with Proceeds from Securities Lending	28.0%
Open End Funds	10.7%
Cash & Other	-26.4%

Top 10 Issuers	(%) of net assets
Mount Vernon Liquid Assets Portfolio, LLC	27.9%
iShares Broad USD High Yield Corporate Bond ETF	20.1%
SPDR Bloomberg High Yield Bond ETF	12.7%
SPDR Portfolio High Yield Bond ETF	11.5%
Janus Henderson AAA CLO ETF	8.7%
VanEck Fallen Angel High Yield Bond ETF	7.9%
SPDR Blackstone Senior Loan ETF	5.9%
Manning & Napier High Yield Bond Series	4.9%
SPDR Bloomberg Short Term High Yield Bond ETF	4.3%
Xtrackers USD High Yield Corporate Bond ETF	4.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Managed Income Fund	PAGE 2	TSR-AR-56167N332

Kensington Managed Income Fund
Class C | KAMCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/managed-income-fund-overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239	2.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Kensington Managed Income Fund	PAGE 1	TSR-AR-56167N316

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/27/2019)
Class C (without sales charge)	3.26	1.19	1.32
Class C (with sales charge)	2.28	1.19	1.32
Bloomberg US Aggregate Bond Index	1.25	-0.33	-0.37
ICE BofA US High Yield Total Return Index	8.20	4.04	4.40
Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$856,237,529
Number of Holdings	19
Net Advisory Fee	$10,773,799
Portfolio Turnover	134%
Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%)
Exchange Traded Funds	87.7%
Investments Purchased with Proceeds from Securities Lending	28.0%
Open End Funds	10.7%
Cash & Other	-26.4%

Top 10 Issuers	(%) of net assets
Mount Vernon Liquid Assets Portfolio, LLC	27.9%
iShares Broad USD High Yield Corporate Bond ETF	20.1%
SPDR Bloomberg High Yield Bond ETF	12.7%
SPDR Portfolio High Yield Bond ETF	11.5%
Janus Henderson AAA CLO ETF	8.7%
VanEck Fallen Angel High Yield Bond ETF	7.9%
SPDR Blackstone Senior Loan ETF	5.9%
Manning & Napier High Yield Bond Series	4.9%
SPDR Bloomberg Short Term High Yield Bond ETF	4.3%
Xtrackers USD High Yield Corporate Bond ETF	4.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Managed Income Fund	PAGE 2	TSR-AR-56167N316

Kensington Managed Income Fund
Institutional Class | KAMIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/managed-income-fund-overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$138	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
Kensington Managed Income Fund	PAGE 1	TSR-AR-56167N324

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/28/2019)
Institutional Class (without sales charge)	4.38	2.22	2.56
Bloomberg US Aggregate Bond Index	1.25	-0.33	0.48
ICE BofA US High Yield Total Return Index	8.20	4.04	4.65
Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$856,237,529
Number of Holdings	19
Net Advisory Fee	$10,773,799
Portfolio Turnover	134%
Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%)
Exchange Traded Funds	87.7%
Investments Purchased with Proceeds from Securities Lending	28.0%
Open End Funds	10.7%
Cash & Other	-26.4%

Top 10 Issuers	(%) of net assets
Mount Vernon Liquid Assets Portfolio, LLC	27.9%
iShares Broad USD High Yield Corporate Bond ETF	20.1%
SPDR Bloomberg High Yield Bond ETF	12.7%
SPDR Portfolio High Yield Bond ETF	11.5%
Janus Henderson AAA CLO ETF	8.7%
VanEck Fallen Angel High Yield Bond ETF	7.9%
SPDR Blackstone Senior Loan ETF	5.9%
Manning & Napier High Yield Bond Series	4.9%
SPDR Bloomberg Short Term High Yield Bond ETF	4.3%
Xtrackers USD High Yield Corporate Bond ETF	4.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Managed Income Fund	PAGE 2	TSR-AR-56167N324

Kensington Dynamic Growth Fund
Class A | KAGAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Kensington Dynamic Growth Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161	1.61%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Kensington Dynamic Growth Fund	PAGE 1	TSR-AR-56167N290

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/23/2020)
Class A (without sales charge)	0.33	6.19
Class A (with sales charge)	-4.45	4.96
S&P 500 TR	25.02	15.21
Visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$877,763,718
Number of Holdings	4
Net Advisory Fee	$14,986,265
Portfolio Turnover	553%
Visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%) of net assets
Exchange Traded Funds	92.6%
Cash & Other	7.4%

Top 10 Issuers	(%) of net assets
Invesco QQQ Trust Series 1	45.6%
Vanguard S&P 500 ETF	37.9%
Vanguard Growth ETF	5.1%
iShares Russell 1000 Growth ETF	4.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Dynamic Growth Fund	PAGE 2	TSR-AR-56167N290

Kensington Dynamic Growth Fund
Class C | KAGCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Kensington Dynamic Growth Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$235	2.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Kensington Dynamic Growth Fund	PAGE 1	TSR-AR-56167N282

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/23/2020)
Class C (without sales charge)	-0.47	5.43
Class C (with sales charge)	-1.40	5.43
S&P 500 TR	25.02	15.21
Visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$877,763,718
Number of Holdings	4
Net Advisory Fee	$14,986,265
Portfolio Turnover	553%
Visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%) of net assets
Exchange Traded Funds	92.6%
Cash & Other	7.4%

Top 10 Issuers	(%) of net assets
Invesco QQQ Trust Series 1	45.6%
Vanguard S&P 500 ETF	37.9%
Vanguard Growth ETF	5.1%
iShares Russell 1000 Growth ETF	4.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Dynamic Growth Fund	PAGE 2	TSR-AR-56167N282

Kensington Dynamic Growth Fund
Institutional Class | KAGIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Kensington Dynamic Growth Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$136	1.36%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
Kensington Dynamic Growth Fund	PAGE 1	TSR-AR-56167N274

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/23/2020)
Institutional Class (without sales charge)	0.47	6.46
S&P 500 TR	25.02	15.21
Visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$877,763,718
Number of Holdings	4
Net Advisory Fee	$14,986,265
Portfolio Turnover	553%
Visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%) of net assets
Exchange Traded Funds	92.6%
Cash & Other	7.4%

Top 10 Issuers	(%) of net assets
Invesco QQQ Trust Series 1	45.6%
Vanguard S&P 500 ETF	37.9%
Vanguard Growth ETF	5.1%
iShares Russell 1000 Growth ETF	4.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/dynamic-growth-fund-overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Dynamic Growth Fund	PAGE 2	TSR-AR-56167N274

Kensington Defender Fund
Institutional Class | DFNDX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Kensington Defender Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/defender-fund-overview. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$153	1.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
Kensington Defender Fund	PAGE 1	TSR-AR-56167N233

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/31/2023)
Institutional Class (without sales charge)	5.86	4.83
Morningstar Global 60/40 NR	8.75	11.75
Visit https://www.kensingtonassetmanagement.com/defender-fund-overview for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$63,345,820
Number of Holdings	11
Net Advisory Fee	$710,333
Portfolio Turnover	353%
Visit https://www.kensingtonassetmanagement.com/defender-fund-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%) of net assets
Exchange Traded Funds	80.4%
Investments Purchased with Proceeds from Securities Lending	27.2%
Private Funds	10.6%
Purchased Options	0.8%
Written Options	-1.7%
Cash & Other	-17.3%

Top 10 Issuers	(%) of net assets
Mount Vernon Liquid Assets Portfolio, LLC	27.2%
SPDR Bloomberg 1-3 Month T-Bill ETF	18.5%
abrdn Physical Gold Shares ETF	11.4%
iShares iBoxx High Yield Corporate Bond ETF	11.4%
iShares 7-10 Year Treasury Bond ETF	11.4%
SPDR Portfolio S&P 500 ETF	11.3%
Invesco QQQ Trust Series 1	11.2%
Galaxy Plus Fund - Cane Kensington Opportunity Offshore Feeder Fund (546) LLC	10.6%
SPDR Portfolio S&P 600 Small Cap ETF	5.1%
S&P 500 Index (Options)	-0.9%
MANAGED DISTRIBUTIONS
The Fund’s distribution policy allocates a set 4% per annum of the Fund’s net asset value to shareholders, payable on a monthly basis. As of the period ended December 31, 2024, approximately 32% of the Fund’s distributions were considered net investment income and the remaining approximate 68% of the distributions were considered return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/defender-fund-overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Defender Fund	PAGE 2	TSR-AR-56167N233

Kensington Hedged Premium Income ETF
KHPI (Principal Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Kensington Hedged Premium Income ETF for the period of September 5, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/etfs-khpi. You can also request this information by contacting us at 866-303-8623.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kensington Hedged Premium Income ETF	$31	0.95%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year 2024 was characterized by global economic challenges and significant geopolitical developments. The ongoing tension between the U.S. and China remained central, with efforts to rebalance trade and address China’s economic imbalances taking center stage. While China’s economy grappled with domestic debt issues and sluggish growth, its global influence continued to shape markets and policy. The situation underscored the complexities of maintaining stability in an interconnected world where national interests often collide.
Domestically, the U.S. experienced robust equity market performance, driven predominantly by technology-focused mega-cap stocks. The S&P 500 gained 23.31%, marking its second consecutive year of 20%+ returns. This stellar performance was largely attributed to the “Magnificent 7,” which surged over 65%, highlighting the dominance of a few key players in sectors like technology and telecommunications. However, this growth was uneven, as broader indices like the S&P 500 Equal-Weighted Index and smaller-cap stocks delivered more modest returns. International indices such as the MSCI EAFE and MSCI Emerging Markets showed steady gains, reflecting a global market still grappling with uneven recoveries across regions.
The fixed income market presented a mixed picture. While high-yield bonds outperformed, supported by strong economic fundamentals and narrowing credit spreads, longer-term rates moved significantly higher, posing challenges for traditional Treasury securities. The yield curve’s bear steepening signaled shifts in market sentiment, as increased Treasury issuance and fiscal pressures added to concerns about sovereign debt stability. This backdrop suggests potential vulnerabilities in credit markets, particularly if sovereign debt turmoil spills over into broader financial conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Kensington Hedged Premium Income ETF	PAGE 1	TSR-AR-56167N183

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/04/2024)
Kensington Hedged Premium Income ETF NAV	3.87
S&P 500 TR	7.01
Visit https://www.kensingtonassetmanagement.com/etfs-khpi for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$69,042,431
Number of Holdings	5
Net Advisory Fee	$89,904
Portfolio Turnover	7%
30-Day SEC Yield	0.32%
30-Day SEC Yield Unsubsidized	0.32%
Visit https://www.kensingtonassetmanagement.com/etfs-khpi for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(%)
Exchange Traded Funds	96.2%
Purchased Options	1.3%
Written Options	-1.1%
Cash & Other	3.6%

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	96.2%
S&P 500 Index	0.2%
MANAGED DISTRIBUTIONS
During the reporting period, the Fund maintained its policy of specified distributions to shareholders. However, a significant portion of the distributions consisted of a return of capital, as outlined below:
October: The Fund distributed $178,043, with 91% representing a return of capital.
November: The Fund distributed $289,461, with 99% representing a return of capital.
December: The Fund distributed $593,288, with 89% representing a return of capital.
On average, 93% of the total quarterly distributions of $1,060,793 represented a return of capital.
The Fund’s distribution policy resulted in a substantial percentage of distributions being sourced from capital, reflecting the composition of its returns during the reporting period.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kensingtonassetmanagement.com/etfs-khpi.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kensington Asset Management documents not be householded, please contact Kensington Asset Management at 866-303-8623, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kensington Asset Management or your financial intermediary.
Kensington Hedged Premium Income ETF	PAGE 2	TSR-AR-56167N183

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2024	FYE 12/31/2023
(a) Audit Fees	$90,500	$65,250
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$21,500	$15,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2024	FYE 12/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Leonard M. Rush, David A. Massart, David M. Swanson and Robert J. Kern.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Kensington Funds
Kensington Active Advantage Fund
Kensington Managed Income Fund
Kensington Dynamic Growth Fund
Kensington Defender Fund
Kensington Hedged Premium Income ETF
Core Financial Statements
December 31, 2024

Kensington Active Advantage Fund
Schedule of Investments
December 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS - 78.4%
Invesco QQQ Trust Series 1(a)	10,450	$5,342,353
iShares Broad USD High Yield Corporate Bond ETF	48,900	1,799,031
Janus Henderson B-BBB CLO ETF(a)	34,260	1,684,222
John Hancock High Yield ETF	25,000	635,750
PIMCO Multi Sector Bond Active ETF	52,781	1,368,084
Pimco Senior Loan Active Exchange-Traded Fund	35,476	1,812,824
SPDR Blackstone Senior Loan ETF	30,000	1,251,900
Vanguard Mega Cap Growth ETF	4,500	1,545,345
Vanguard S&P 500 ETF(a)(b)	20,900	11,261,129
TOTAL EXCHANGE TRADED FUNDS (Cost $26,007,307)		26,700,638
OPEN END FUNDS - 20.6%
Manning & Napier High Yield Bond Series - Class Z	716,816	7,010,461
TOTAL OPEN END FUNDS (Cost $7,100,000)		7,010,461
	Units
SHORT-TERM INVESTMENTS - 19.0%
Investments Purchased with Proceeds from Securities Lending - 19.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.51%(c)	6,460,816	6,460,816
TOTAL SHORT-TERM INVESTMENTS (Cost $6,460,816)		6,460,816
TOTAL INVESTMENTS - 118.0% (Cost $39,568,123)		$40,171,915
Money Market Deposit Account - 1.0%(d)		346,371
Liabilities in Excess of Other Assets - (19.0)%		(6,477,690)
TOTAL NET ASSETS - 100.0%		$34,040,596

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $6,302,678 which represented 18.5% of net assets.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

The accompanying notes are an integral part of these financial statements.

1

Kensington Managed Income Fund
Schedule of Investments
December 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS - 87.7%
FlexShares High Yield Value-Scored Bond Index Fund	518,700	$21,100,716
Franklin High Yield Corporate ETF	400,450	9,558,742
Invesco Senior Loan ETF(a)	1,503,940	31,688,016
iShares Broad USD High Yield Corporate Bond ETF(a)	4,685,260	172,370,715
Janus Henderson AAA CLO ETF(a)	1,469,882	74,537,716
Janus Henderson B-BBB CLO ETF(a)	466,188	22,917,802
PIMCO Multi Sector Bond Active ETF(a)	393,400	10,196,928
Pimco Senior Loan Active Exchange-Traded Fund(a)	230,000	11,753,000
SPDR Blackstone Senior Loan ETF	1,214,811	50,694,063
SPDR Bloomberg High Yield Bond ETF(a)	1,136,980	108,547,481
SPDR Bloomberg Short Term High Yield Bond ETF(a)	1,450,000	36,612,500
SPDR Portfolio High Yield Bond ETF	4,179,100	98,083,477
VanEck Fallen Angel High Yield Bond ETF	2,369,726	67,940,043
Xtrackers USD High Yield Corporate Bond ETF	970,000	34,997,601
TOTAL EXCHANGE TRADED FUNDS
(Cost $746,219,903)		750,998,800
OPEN END FUNDS - 10.7%
Manning & Napier High Yield Bond Series - Class Z	4,269,063	41,751,440
MassMutual High Yield Fund - Class I	1,293,032	10,395,980
Pioneer Strategic Income Fund - Class K	2,836,680	26,693,158
Transamerica High Yield Bond - Class I(b)	1,592,331	12,977,499
TOTAL OPEN END FUNDS (Cost $93,055,636)		91,818,077
	Units
SHORT-TERM INVESTMENTS - 28.0%
Investments Purchased with Proceeds from Securities Lending - 28.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.51%(c)	239,290,430	$239,290,430
TOTAL SHORT-TERM INVESTMENTS (Cost $239,290,431)		239,290,430
TOTAL INVESTMENTS - 126.4% (Cost $1,078,565,970)		$1,082,107,307
Money Market Deposit Account - 1.8%(d)		15,299,220
Liabilities in Excess of Other Assets - (28.2)%		(241,168,998)
TOTAL NET ASSETS - 100.0%		$856,237,529

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $233,612,771 which represented 27.3% of net assets.
(b)	Affiliated company as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

The accompanying notes are an integral part of these financial statements.

2

Kensington Dynamic Growth Fund
Schedule of Investments
December 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS - 92.6%
Invesco QQQ Trust Series 1(a)	783,390	$400,492,469
iShares Russell 1000 Growth ETF	88,650	35,600,067
Vanguard Growth ETF	108,320	44,458,861
Vanguard S&P 500 ETF(a)	617,080	332,488,875
TOTAL EXCHANGE TRADED FUNDS (Cost $825,953,476)		813,040,272
TOTAL INVESTMENTS - 92.6% (Cost $825,953,476)		$813,040,272
Money Market Deposit Account - 7.2%(b)		62,731,873
Other Assets in Excess of Liabilities - 0.2%		1,991,573
TOTAL NET ASSETS - 100.0%		$877,763,718

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

The accompanying notes are an integral part of these financial statements.

3

Kensington Defender Fund
(CONSOLIDATED) SCHEDULE OF INVESTMENTS
December 31, 2024

		Shares	Value
EXCHANGE TRADED FUNDS - 80.4%
abrdn Physical Gold Shares ETF(a)		289,371	$7,248,743
Invesco QQQ Trust Series 1		13,918	7,115,299
iShares 7-10 Year Treasury Bond ETF		77,817	7,194,182
iShares iBoxx High Yield Corporate Bond ETF(b)		91,824	7,221,958
SPDR Bloomberg 1-3 Month T-Bill ETF(b)		128,143	11,716,114
SPDR Portfolio S&P 500 ETF(j)		104,072	7,174,724
SPDR Portfolio S&P 600 Small Cap ETF(b)		72,087	3,238,148
TOTAL EXCHANGE TRADED FUNDS (Cost $49,541,958)			50,909,168
PRIVATE FUND - 10.6%
Galaxy Plus Fund - Cane Kensington Opportunity Offshore Feeder Fund (546) LLC(a)(g)(i)		6,833	6,738,247
TOTAL PRIVATE FUND (Cost $6,833,974)			6,738,247
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.8%
Put Options - 0.8%
S&P 500 Index, Expiration: 01/17/2025; Exercise Price: $5,950.00(c)(d)(h)	$30,940,000	52	487,760
TOTAL PURCHASED OPTIONS (Cost $406,075)			487,760
		Units
SHORT-TERM INVESTMENTS - 27.2%
Investments Purchased with Proceeds from Securities Lending - 27.2%
Mount Vernon Liquid Assets Portfolio, LLC 4.51%(e)		17,259,676	17,259,676
TOTAL SHORT-TERM INVESTMENTS (Cost $17,259,676)			17,259,676
TOTAL INVESTMENTS - 119.0% (Cost $74,041,682)			$75,394,851
Money Market Deposit Account - 7.4%(f)			4,696,886
Liabilities in Excess of Other Assets - (26.4)%			(16,745,917)
TOTAL NET ASSETS - 100.0%			$63,345,820

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $16,906,786 which represented 26.7% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

(g)	Security is held via the Kensington Defender Offshore Fund
(h)	Held in connection with written option contracts. See (Consolidated) Schedule of Written Options for further information.
(i)
Investment valued using net asset value per share as practical expedient. See Note 3. Galaxy Plus Fund - Cane Kensington Opportunity Feeder Fund (546) LLC (“Galaxy”) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platforms called Galaxy Plus Fund, LLC and Galaxy Plus Fund SPC (the “platforms”). The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub-managers selected by the platforms will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers generally weekly redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.

(j)	All or a portion of this security is designated as collateral for options contracts. As of December 31, 2024, the fair value of collateral was $4,856,823.
The accompanying notes are an integral part of these financial statements.

4

Kensington Defender Fund
(CONSOLIDATED) Schedule of Written Options
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.7)%
Put Options - (1.7)%
S&P 500 Index, Expiration: 01/17/2025; Exercise Price: $6,100.00(a)(b)(c)	$(31,720,000)	(52)	$(1,068,080)
TOTAL WRITTEN OPTIONS (Premiums received $907,397)			$(1,068,080)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with purchased option contracts. See (Consolidated) Schedule of Investments for further information.
The accompanying notes are an integral part of these financial statements.

5

Kensington Hedged Premium Income ETF
Schedule of Investments
December 31, 2024

		Shares	Value
EXCHANGE TRADED FUNDS - 96.2%
Vanguard S&P 500 ETF(a)		123,258	$66,412,643
TOTAL EXCHANGE TRADED FUNDS (Cost $65,818,721)			66,412,643
	Notional Amount	Contracts
PURCHASED OPTIONS - 1.3%
Call Options - 0.1%
S&P 500 Index, Expiration: 01/17/2025; Exercise Price: $6,108.94(b)(c)(e)	$68,815,071	117	52,462
Put Options - 1.2%
S&P 500 Index, Expiration: 03/21/2025; Exercise Price: $5,634.46(b)(c)(e)	65,923,182	117	843,926
TOTAL PURCHASED OPTIONS (Cost $1,107,832)			896,388
TOTAL INVESTMENTS - 97.5% (Cost $66,926,553)			$67,309,031
Money Market Deposit Account - 0.8%(d)			556,586
Other Assets in Excess of Liabilities- 1.7%			1,176,814
TOTAL NET ASSETS - 100.0%			$69,042,431

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
The accompanying notes are an integral part of these financial statements.

6

Kensington Hedged Premium Income ETF
Schedule of Written Options
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.1)%
Call Options - (0.9)%
S&P 500 Index, Expiration: 01/17/2025; Exercise Price: $5,931.01 (a)(b)(c)	$(68,815,071)	(117)	$(607,300)
Put Options - (0.2)%
S&P 500 Index, Expiration: 03/21/2025; Exercise Price: $4,744.81(a)(b)(c)	(55,514,277)	(117)	(156,186)
TOTAL WRITTEN OPTIONS (Premiums received $1,285,454)			$(763,486)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with purchased option contracts. See Schedule of Investments for further information.
The accompanying notes are an integral part of these financial statements.

7

Kensington Funds
STATEMENTS of Assets & Liabilities
December 31, 2024

	Kensington Active Advantage Fund	Kensington Managed Income Fund	Kensington Dynamic Growth Fund	(Consolidated) Kensington Defender Fund	Kensington Hedged Premium Income Fund
ASSETS:
Unaffiliated investments, at fair value(3) (cost $39,568,123, $1,065,565,970, $825,953,476, $74,041,682 and $66,926,553, respectively)	$40,171,915	$1,069,129,808	$813,040,272	$75,394,851	$67,309,031
Affiliated investments (cost $0, $13,000,000, $0, $0 and $0 respectively)	—	12,977,499	—	—	—
Cash & Cash Equivalents	346,371	15,493,732	62,731,873	4,718,064	556,586
Cash held as collateral for options	—	—	—	2,053,770	2,004,868
Dividends & interest receivable	24,698	405,735	2,292,300	19,947	900
Receivable for investment securities sold	—	—	—	747,183	25,632
Receivable for capital shares sold	14,669	919,194	2,350,374	125,474	2,526,155
Prepaid expenses and other assets	13,203	27,062	72,605	12,765	—
Total assets	40,570,856	1,098,953,030	880,487,424	83,072,054	72,423,172
LIABILITIES:
Payable upon return of securities loaned (See Note 10)	6,460,816	239,290,430	—	17,259,676	—
Written option contracts, at value (premiums received $0, $0, $0, $907,397 and $1,285,454, respectively)	—	—	—	1,068,080	763,486
Payable for investment securities purchased	—	—	—	1,287,213	1,984,584
Payable for capital shares redeemed	11,469	2,243,618	1,523,171	32,429	—
Payable for fund distributions	—	—	2,027	—	593,288
Payable to investment adviser, net	39,498	967,606	976,508	60,903	39,383
Payable for fund administration & accounting fees	3,700	60,065	70,649	7,501	—
Payable for compliance fees	1,337	1,338	1,337	1,340	—
Payable for custody fees	923	14,241	16,737	1,149	—
Payable for audit & tax fees	—	1,752	—	—	—
Payable for transfer agent fees & expenses	5,997	50,003	54,999	6,200	—
Payable for interest expense	—	156	743	—	—
Payable for legal fees	4,021	4,022	4,518	1,463	—
Accrued expenses	2,406	53,564	49,225	280	—
Accrued distribution fees	93	28,706	23,792	—	—
Total liabilities	6,530,260	242,715,501	2,723,706	19,726,234	3,380,741
Net Assets	$ 34,040,596	$856,237,529	$877,763,718	$63,345,820	$69,042,431

See Notes to Financial Statements.

8

Kensington Funds
STATEMENTS of Assets & Liabilities
December 31, 2024 (Continued)

	Kensington Active Advantage Fund	Kensington Managed Income Fund	Kensington Dynamic Growth Fund	(Consolidated) Kensington Defender Fund	Kensington Hedged Premium Income Fund
Net Assets Consist of:
Capital stock	$34,412,223	$947,358,939	$896,493,148	$62,604,807	$68,470,372
Total accumulated gain (loss)	(371,627)	(91,121,410)	(18,729,430)	741,013	572,059
Net assets	$ 34,040,596	$856,237,529	$877,763,718	$63,345,820	$69,042,431
Institutional Class
Net assets	$33,761,219	$822,592,028	$843,508,724	$63,345,820	$69,042,431
Shares issued and outstanding(1)	3,353,854	84,728,083	77,282,156	6,328,340	2,740,000
Net asset value, redemption price and minimum offering price per share	$10.07	$9.71	$10.91	$10.01	$25.20
A Class
Net Assets	$251,627	$25,780,192	$25,821,894	$—	$—
Shares issued and outstanding(1)	25,036	2,660,949	2,386,878	—	—
Net asset value, redemption price and minimum offering price per share	$10.05	$9.69	$10.82	$—	$—
Maximum offering price per share(2)	$10.55	$10.17	$11.36	$—	$—
C Class
Net Assets	$27,750	$7,865,309	$8,433,100	$—	$—
Shares issued and outstanding(1)	2,775	820,135	797,110	—	—
Net asset value, redemption price and minimum offering price per share	$10.00	$9.59	$10.58	$—	$—

(1)	Unlimited shares authorized.
(2)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.75%.
(3)	Includes securities on loan with a value of $6,302,678, $233,612,771, $0, $16,906,786, and $0.
See Notes to Financial Statements.

9

Kensington Funds
Statements of Operations
For the Year Ended December 31, 2024

	Kensington Active Advantage Fund	Kensington Managed Income Fund	Kensington Dynamic Growth Fund	(Consolidated) Kensington Defender Fund	Kensington Hedged Premium Income Fund(1)
INVESTMENT INCOME:
Dividend income from unaffiliated investments	$652,603	$54,544,723	$3,181,205	$1,197,497	$214,927
Dividend income from affiliated investments	—	1,304,410	—	—	—
Interest income	45,217	3,038,526	24,931,372	386,529	5,760
Securities lending income	8,239	502,185	64,161	22,857	—
Total investment income	706,059	59,389,844	28,176,738	1,606,883	220,687
EXPENSES:
Advisory fees (See Note 5)	199,714	10,924,145	14,983,324	775,955	89,904
Registration fees	45,906	77,527	112,316	40,324	—
Transfer agent fees & expenses (See Note 5)	36,616	321,510	354,722	37,425	—
Trustee fees	24,501	23,604	24,103	17,755	—
Legal fees	16,633	16,633	17,130	20,476	—
Audit & tax fees	19,749	22,002	20,752	29,997	—
Fund administration & accounting fees (See Note 5)	21,443	382,552	518,773	42,602	—
Compliance fees (See Note 5)	7,127	7,127	7,127	7,127	—
Other fees	6,001	19,911	9,002	2,996	—
Custody fees (See Note 5)	5,499	84,072	117,527	7,129	—
Postage and printing fees	3,002	72,975	93,421	6,503	—
Insurance fees	2,441	7,274	9,520	2,271	—
Distribution fees (See Note 7):
A Class	910	64,530	83,748	—	—
C Class	1,620	88,481	134,391	—	—
Total expenses before interest expense and recoupment/reimbursement	391,162	12,112,343	16,485,856	990,560	89,904
Interest expense (See Note 9)	199	3,268	1,314	—	—
Total expenses before recoupment/reimbursement	391,361	12,115,611	16,487,170	990,560	89,904
Fee recoupment	2,908	41,671	2,941	—	—
Less: expense reimbursement by investment adviser	(175,849)	(192,017)	—	(65,622)	—
Net expenses	218,420	11,965,265	16,490,111	924,938	89,904
Net investment income	487,639	47,424,579	11,686,627	681,945	130,783
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments	524,016	15,441,804	94,711,993	807,456	77,903
Affiliated investments	—	(1,205,794)	—	—	—
Futures	—	—	2,039,180	—	—
Purchased options	—	—	—	(3,474,154)	(940,606)
Written options	—	—	—	5,080,786	697,423
Net change in unrealized appreciation/depreciation of:
Unaffiliated investments	(75,420)	(22,824,077)	(119,292,126)	280,734	593,922
Affiliated investments	—	(1,005,902)	—	—	—
Futures	—	—	(783,405)	—	—
Purchased options	—	—	—	78,536	(211,444)
Written options	—	—	—	(147,101)	521,968
Net realized and unrealized gain (loss) on investments	448,596	(9,593,969)	(23,324,358)	2,626,257	739,166
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$936,235	$37,830,610	$(11,637,731)	$3,308,202	$869,949

(1)	For the period September 5, 2024 (inception date of the Fund) through December 31, 2024.
See Notes to Financial Statements.

10

Kensington Funds
Statements of Changes in Net Assets

	Kensington Active Advantage Fund		Kensington Managed Income Fund
	For the Year Ended December 31, 2024	Year Ended December 31, 2023	For the Year Ended December 31, 2024	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$487,639	$314,278	$47,424,579	$37,136,969
Net realized loss on unaffiliated investments	524,016	(465,701)	15,441,804	(34,121,691)
Net realized loss on affiliated investments	—	—	(1,205,794)	—
Net change in unrealized appreciation/depreciation of unaffiliated investments	(75,420)	679,212	(22,824,077)	27,465,854
Net change in unrealized appreciation/depreciation of affiliated investments	—	—	(1,005,902)	(94,538)
Net increase in net assets resulting from operations	936,235	527,789	37,830,610	30,386,594
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	29,094,486	7,512,421	429,015,350	480,317,985
Proceeds from reinvestment of distributions	434,674	238,794	31,067,015	30,146,665
Payments for shares redeemed	(5,904,345)	(19,530,437)	(402,829,174)	(625,699,214)
Increase (decrease) in net assets from Institutional Class transactions	23,624,815	(11,779,222)	57,253,191	(115,234,564)
A Class:
Proceeds from shares sold(1)	5,484	565,531	11,940,675	4,936,056
Proceeds from reinvestment of distributions	4,611	5,482	1,263,346	1,287,014
Payments for shares redeemed	(264,075)	(109,545)	(15,184,255)	(49,349,815)
Increase (decrease) in net assets from A Class transactions	(253,980)	461,468	(1,980,234)	(43,126,745)
C Class:
Proceeds from shares sold	—	440,000	607,008	1,799,934
Proceeds from reinvestment of distributions	402	6,006	357,460	339,261
Payments for shares redeemed(1)	(484,539)	(4,518)	(2,910,836)	(7,359,207)
Increase (decrease) in net assets from C Class transactions	(484,137)	441,488	(1,946,368)	(5,220,012)
Net increase (decrease) in net assets resulting from capital share transactions	22,886,698	(10,876,266)	53,326,589	(163,581,321)
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(459,538)	(297,068)	(46,482,850)	(34,578,148)
A Class	(6,867)	(9,025)	(1,328,461)	(1,344,199)
C Class	(413)	(6,051)	(383,852)	(363,215)
Total distributions to shareholders	(466,818)	(312,144)	(48,195,163)	(36,285,562)
Total increase (decrease) in net assets	23,356,115	(10,660,621)	42,962,036	(169,480,289)
NET ASSETS:
Beginning of year	10,684,481	21,345,102	813,275,493	982,755,782
End of year	$ 34,040,596	$10,684,481	$856,237,529	$813,275,493
TRANSACTIONS IN SHARES:
Institutional Class:
Shares sold	2,886,308	818,138	43,596,658	49,336,333
Shares issued to holders in reinvestment of dividends	43,208	25,949	3,173,337	3,119,313
Shares redeemed	(589,221)	(2,139,157)	(40,882,558)	(64,433,309)
Increase (decrease) in Institutional Class shares outstanding	2,340,295	(1,295,070)	5,887,437	(11,977,663)

See Notes to Financial Statements.

11

Kensington Funds
Statements of Changes in Net Assets(Continued)

	Kensington Active Advantage Fund		Kensington Managed Income Fund
	For the Year Ended December 31, 2024	Year Ended December 31, 2023	For the Year Ended December 31, 2024	Year Ended December 31, 2023
A Class:
Shares sold(1)	551	62,144	1,217,606	507,937
Shares issued to holders in reinvestment of dividends	460	593	129,324	133,304
Shares redeemed	(26,597)	(12,225)	(1,544,174)	(5,069,594)
Increase (decrease) in A Class shares outstanding	(25,586)	50,512	(197,244)	(4,428,353)
C Class:
Shares sold	—	49,019	62,475	186,635
Shares issued to holders in reinvestment of dividends	40	653	36,961	35,527
Shares redeemed(1)	(49,642)	(497)	(299,446)	(766,165)
Increase (decrease) in C Class shares outstanding	(49,602)	49,175	(200,010)	(544,003)
Net increase (decrease) in shares outstanding	2,265,107	(1,195,383)	5,490,183	(16,950,019)

(1)	Includes exchanges between share classes of the fund.
See Notes to Financial Statements.

12

Kensington Funds
Statements of Changes in Net Assets(Continued)

	Kensington Dynamic Growth Fund		(Consolidated) Kensington Defender Fund
	For the Year Ended December 31, 2024	Year Ended December 31, 2023	For the Year Ended December 31, 2024	Since Inception(1) through December 31, 2023
OPERATIONS:
Net investment income	$11,686,627	$15,391,980	$681,945	$411,990
Net realized gain (loss) on:
Unaffiliated investments	94,711,993	33,001,060	807,456	(164,771)
Futures	2,039,180	(862,828)	—	—
Purchased options	—	—	(3,474,154)	(749,674)
Written options	—	—	5,080,786	1,320,385
Net change in unrealized appreciation/depreciation of:
Unaffiliated investments	(119,292,126)	106,378,922	280,734	990,750
Futures	(783,405)	783,405	—	—
Purchased options	—	—	78,536	3,149
Written options	—	—	(147,101)	(13,582)
Net increase (decrease) in net assets resulting from operations	(11,637,731)	154,692,539	3,308,202	1,798,247
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	554,877,997	580,911,068	43,378,194	45,838,218
Proceeds from reinvestment of distributions	58,677,676	10,910,308	3,890,152	400,252
Payments for shares redeemed	(837,881,772)	(469,235,558)	(27,973,187)	(2,897,240)
Proceeds from redemption fees	—	816	—	—
Increase (decrease) in net assets from Institutional Class transactions	(224,326,099)	122,586,634	19,295,159	43,341,230
A Class:
Proceeds from shares sold(2)	13,633,934	17,148,333	—	—
Proceeds from reinvestment of distributions	1,865,038	318,470	—	—
Payments for shares redeemed	(24,419,256)	(13,804,921)	—	—
Proceeds from redemption fees	—	27	—	—
Increase (decrease) in net assets from A Class transactions	(8,920,284)	3,661,909	—	—
C Class:
Proceeds from shares sold	1,704,181	3,377,086	—	—
Proceeds from reinvestment of distributions	488,769	98,726	—	—
Payments for shares redeemed(2)	(9,631,306)	(10,428,301)	—	—
Proceeds from redemption fees	—	17
Decrease in net assets from C Class transactions	(7,438,356)	(6,952,472)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(240,684,739)	119,296,071	19,295,159	43,341,230
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(64,367,387)	(11,860,387)	(3,956,841)	(408,595)
A Class	(1,901,187)	(331,155)	—	—
C Class	(604,428)	(126,092)	—	—
From return of capital	—	—	(31,582)	—
Total distributions to shareholders	(66,873,002)	(12,317,634)	(3,988,423)	(408,595)
Total increase (decrease) in net assets	(319,195,472)	261,670,976	18,614,938	44,730,882
NET ASSETS:
Beginning of period	1,196,959,190	935,288,214	44,730,882	—
End of period	$877,763,718	$1,196,959,190	$63,345,820	$44,730,882

See Notes to Financial Statements.

13

Kensington Funds
Statements of Changes in Net Assets(Continued)

	Kensington Dynamic Growth Fund		(Consolidated) Kensington Defender Fund
	For the Year Ended December 31, 2024	Year Ended December 31, 2023	For the Year Ended December 31, 2024	Since Inception(1) through December 31, 2023
TRANSACTIONS IN SHARES:
Institutional Class:
Shares sold	46,379,774	53,966,547	4,196,270	4,697,550
Shares issued to holders in reinvestment of dividends	5,255,272	1,032,580	380,273	39,766
Shares redeemed	(72,403,534)	(43,628,308)	(2,689,564)	(295,955)
Increase (decrease) in Institutional Class shares outstanding	(20,768,488)	11,370,819	1,886,979	4,441,361
A Class:
Shares sold(1)	1,146,232	1,608,115	—	—
Shares issued to holders in reinvestment of dividends	168,845	30,347	—	—
Shares redeemed	(2,097,582)	(1,284,214)	—	—
Increase (decrease) in A Class shares outstanding	(782,505)	354,248	—	—
C Class:
Shares sold	144,752	326,458	—	—
Shares issued to holders in reinvestment of dividends	45,211	9,619	—	—
Shares redeemed(2)	(841,597)	(988,449)	—	—
Decrease in C Class shares outstanding	(651,634)	(652,372)	—	—
Net increase (decrease) in shares outstanding	(22,202,627)	11,072,695	1,886,979	4,441,361

(1)	May 31, 2023.
(2)	Includes exchanges between share classes of the fund.
See Notes to Financial Statements.

14

Kensington Funds
Statements of Changes in Net Assets(Continued)

Kensington Hedged Premium Income Fund
Since Inception(1) through December 31, 2024

OPERATIONS:
Net investment income	$130,783
Net realized gain (loss) on:
Unaffiliated investments	77,903
Futures	—
Purchased options	(940,606)
Written options	697,423
Net change in unrealized appreciation/depreciation of:
Unaffiliated investments	593,922
Futures	—
Purchased options	(211,444)
Written options	521,968
Net increase in net assets resulting from operations	869,949
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	72,332,675
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	(2,970,120)
Increase in net assets from Institutional Class transactions	69,362,555
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(198,825)
From return of capital	(991,248)
Total distributions to shareholders	(1,190,073)
Total increase in net assets	69,042,431
NET ASSETS:
Beginning of period	—
End of period	$ 69,042,431
TRANSACTIONS IN SHARES:
Institutional Class:
Shares sold	2,860,000
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	(120,000)
Increase in Institutional Class shares outstanding	2,740,000

(1)	September 5, 2024.
See Notes to Financial Statements.

15

Kensington Active Advantage Fund
Financial Highlights
Institutional Class

	Year Ended December 31,		Since Inception(1) through December 31, 2022
	2024	2023
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$9.57	$9.23	$10.00
INVESTMENT OPERATIONS:
Net investment income(3)	0.31(7)	0.22	0.04
Net realized and unrealized income (loss) on investments	0.44	0.33	(0.77)
Total from investment operations	0.75	0.55	(0.73)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.21)	(0.04)
Net realized gains	—	—	—
Total distributions	(0.25)	(0.21)	(0.04)
Net asset value, end of period	$ 10.07	$9.57	$9.23
Total return(4)	7.82%	6.12%	−7.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$33,761	$9,703	$21,315
Ratio of expenses to average net assets(5)(6):
Before expense waiver	2.42%	2.60%	3.64%
After expense waiver	1.35%	1.36%	1.35%
Ratio of expenses excluding interest expense to average net assets(5)(6):
Before expense waiver	2.42%	2.59%	3.64%
After expense waiver	1.35%	1.35%	1.35%
Ratio of net investment gain to average net assets(6)	3.07%	2.12%	1.46%
Portfolio turnover rate(4)	177%	944%	1,515%

(1)	March 23, 2022.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized for periods less than one year.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized for periods less than one year.
(7)	Per share amounts calculated using average shares method.
See Notes to Financial Statements.

16

Kensington Active Advantage Fund
Financial Highlights
A Class

	Year Ended December 31,		Since Inception(1) through December 31, 2022
	2024	2023
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$9.56	$9.22	$10.00
INVESTMENT OPERATIONS:
Net investment income(3)	0.32(8)	0.10	0.09
Net realized and unrealized income (loss) on investments	0.39	0.44	(0.84)
Total from investment operations	0.71	0.54	(0.75)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.20)	(0.03)
Net realized gains	—	—	—
Total distributions	(0.22)	(0.20)	(0.03)
Net asset value, end of period	$ 10.05	$9.56	$9.22
Total return(4)(5)	7.44%	5.92%	−7.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$252	$484	$1
Ratio of expenses to average net assets(6)(7):
Before expense waiver	3.08%	3.24%	255.94%
After expense waiver	1.60%	1.61%	1.60%
Ratio of expenses excluding interest expense to average net assets(6)(7):
Before expense waiver	3.08%	3.23%	255.94%
After expense waiver	1.60%	1.60%	1.60%
Ratio of net investment income to average net assets(7)	2.82%	1.86%	1.20%
Portfolio turnover rate(5)	177%	944%	1,515%

(1)	March 23, 2022.
(2)	For an A Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for periods less than one year.
(8)	Per share amounts calculated using average shares method.
See Notes to Financial Statements.

17

Kensington Active Advantage Fund
Financial Highlights
C Class

	Year Ended December 31,		Since Inception(1) through December 31, 2022
	2024	2023
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$9.50	$9.19	$10.00
INVESTMENT OPERATIONS:
Net investment income(3)	0.20(8)	0.11	0.02
Net realized and unrealized income (loss) on investments	0.41	0.35	(0.81)
Total from investment operations	0.61	0.46	(0.79)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.15)	(0.02)
Net realized gains	—	—	—
Total distributions	(0.11)	(0.15)	(0.02)
Net asset value, end of period	$ 10.00	$9.50	$9.19
Total return(4)(5)	6.39%	5.02%	−7.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$28	$498	$29
Ratio of expenses to average net assets(6)(7):
Before expense waiver	3.94%	4.03%	23.83%
After expense waiver	2.35%	2.36%	2.35%
Ratio of expenses excluding interest expense to average net assets(6)(7):
Before expense waiver	3.93%	4.02%	23.83%
After expense waiver	2.34%	2.35%	2.35%
Ratio of net investment income to average net assets(7)	2.08%	1.11%	0.46%
Portfolio turnover rate(5)	177%	944%	1,515%

(1)	March 23, 2022.
(2)	For a C Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for periods less than one year.
(8)	Per share amounts calculated using average shares method.
See Notes to Financial Statements.

18

Kensington Managed Income Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER COMMON SHARE DATA(1):
Net asset value, beginning of year	$9.83	$9.86	$10.58	$10.80	$10.21
INVESTMENT OPERATIONS:
Net investment income(2)	0.53	0.42	0.07	0.28(3)	0.32(3)
Net realized and unrealized gain (loss) on investments	(0.11)	(0.04)	(0.72)	(0.13)	0.51
Total from investment operations	0.42	0.38	(0.65)	0.15	0.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.54)	(0.41)	(0.07)	(0.27)	(0.21)
Net realized gains	—	—	—	(0.10)	(0.02)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.54)	(0.41)	(0.07)	(0.37)	(0.24)
Net asset value, end of year	$9.71	$9.83	$9.86	$10.58	$10.80
Total return	4.38%	3.97%	−6.11%	1.29%	8.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in 000’s)	$822,592	$775,312	$895,811	$721,445	$296,660
Ratio of expenses to average net assets(4)(5):
Before expense waiver/recoupment	1.37%	1.37%	1.38%	1.41%	1.59%
After expense waiver/recoupment	1.35%	1.35%	1.36%	1.41%	1.61%
Ratio of net investment income to average net assets	5.44%	4.07%	0.79%	2.54%	3.06%
Portfolio turnover rate	134%	600%	1,244%	220%	233%

(1)	For an Institutional Class Share outstanding for the entire period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Per share amounts calculated using average shares method.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 1.45% to 1.35%.
See Notes to Financial Statements.

19

Kensington Managed Income Fund
Financial Highlights
A Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER COMMON SHARE DATA(1):
Net asset value, beginning of year	$9.81	$9.84	$10.56	$10.78	$10.20
INVESTMENT OPERATIONS:
Net investment income(2)	0.53	0.49	0.05	0.25(3)	0.31(3)
Net realized and unrealized gain (loss) on investments	(0.13)	(0.14)	(0.72)	(0.13)	0.49
Total from investment operations	0.40	0.35	(0.67)	0.12	0.80
LESS DISTRIBUTIONS FROM:
Net investment income	(0.52)	(0.38)	(0.05)	(0.24)	(0.19)
Net realized gains	—	—	—	(0.10)	(0.02)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.52)	(0.38)	(0.05)	(0.34)	(0.22)
Net asset value, end of year	$9.69	$9.81	$9.84	$10.56	$10.78
Total return(4)	4.12%	3.67%	−6.31%	1.05%	7.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in 000’s)	$25,780	$28,050	$71,700	$61,130	$38,110
Ratio of expenses to average net assets(5)(6):
Before expense waiver/recoupment	1.62%	1.62%	1.63%	1.66%	1.77%
After expense waiver/recoupment	1.60%	1.60%	1.61%	1.66%	1.79%
Ratio of net investment income to average net assets	5.20%	3.83%	0.54%	2.31%	2.93%
Portfolio turnover rate	134%	600%	1,244%	220%	233%

(1)	For an A Class Share outstanding for the entire period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Per share amounts calculated using average shares method.
(4)	Total return does not reflect sales charges.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.05% to 1.60%.
See Notes to Financial Statements.

20

Kensington Managed Income Fund
Financial Highlights
C Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER COMMON SHARE DATA(1):
Net asset value, beginning of year	$9.72	$9.75	$10.52	$10.74	$10.19
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.44	0.30	(0.03)	0.17(3)	0.22(3)
Net realized and unrealized gain (loss) on investments	(0.13)	(0.02)	(0.71)(4)	(0.13)	0.49
Total from investment operations	0.31	0.28	(0.74)	0.04	0.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.31)	(0.03)	(0.16)	(0.13)
Net realized gains	—	—	—	(0.10)	(0.02)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.44)	(0.31)	(0.03)	(0.26)	(0.16)
Net asset value, end of year	$9.59	$9.72	$9.75	$10.52	$10.74
Total return(5)	3.26%	2.92%	−7.00%	0.35%	6.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in 000’s)	$7,865	$9,914	$15,245	$16,727	$11,749
Ratio of expenses to average net assets(6)(7):
Before expense waiver/recoupment	2.37%	2.37%	2.38%	2.41%	2.55%
After expense waiver/recoupment	2.35%	2.35%	2.36%	2.41%	2.57%
Ratio of net investment income (loss) to average net assets	4.45%	3.07%	−0.21%	1.59%	2.07%
Portfolio turnover rate	134%	600%	1,244%	220%	233%

(1)	For a C Class Share outstanding for the entire period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Per share amounts calculated using average shares method.
(4)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the year.

(5)	Total return does not reflect sales charges.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.99% to 2.35%.
See Notes to Financial Statements.

21

Kensington Dynamic Growth Fund
Financial Highlights
Institutional Class

	Year Ended December 31,				Since Inception(1) through December 31, 2020
	2024	2023	2022	2021
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$11.67	$10.22	$11.30	$10.11	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.12(5)	0.16	—(4)	(0.09) (5)	0.04(5)
Net realized and unrealized gain (loss) on investments	(0.06)	1.42	(0.98)	2.19	0.11
Total from investment operations	0.06	1.58	(0.98)	2.10	0.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.13)	—	—	(0.04)
Net realized gains	(0.67)	—	(0.10)	(0.91)	—
Total distributions	(0.82)	(0.13)	(0.10)	(0.91)	(0.04)
Net asset value, end of period	$10.91	$11.67	$10.22	$11.30	10.11
Total return(6)	0.47%	15.59%	−8.67%	20.76%	1.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$843,509	$1,143,770	$885,688	$339,324	$58,914
Ratio of expenses to average net assets(7)(8)(9):
Before expense waiver/recoupment	1.36%	1.37%	1.39%	1.45%	2.12%
After expense waiver/recoupment	1.36%	1.38%	1.37%	1.47%	1.64%
Ratio of net investment income (loss) to average net assets(8)	0.99%	1.49%	−0.01%	−0.73%	2.20%
Portfolio turnover rate(6)	553%	1,100%	1,127%	786%	277%

(1)	October 23, 2020.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Amount per share rounds to $0.00.
(5)	Per share amounts calculated using average shares method.
(6)	Not annualized for periods less than one year.
(7)	Does not include expenses of investment companies in which the Fund invests.
(8)	Anualized for periods less than one year.
(9)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 1.64% to 1.38%.
See Notes to Financial Statements.

22

Kensington Dynamic Growth Fund
Financial Highlights
A Class

	Year Ended December 31,				Since Inception(1) through December 31, 2020
	2024	2023	2022	2021
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$11.58	$10.15	$11.26	$10.10	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.09(4)	0.14	(0.04)	(0.13) (4)	0.05(4)
Net realized and unrealized gain (loss) on investments	(0.05)	1.40	(0.97)	2.20	0.08
Total from investment operations	0.04	1.54	(1.01)	2.07	0.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.11)	—	—	(0.03)
Net realized gains	(0.67)	—	(0.10)	(0.91)	—
Total distributions	(0.80)	(0.11)	(0.10)	(0.91)	(0.03)
Net asset value, end of period	$10.82	$11.58	$10.15	$11.26	$10.10
Total return(5)(6)	0.33%	15.29%	−8.96%	20.48%	1.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$25,822	$36,708	$28,582	$20,413	$3,588
Ratio of expenses to average net assets(7)(8)(9):
Before expense waiver/recoupment	1.61%	1.62%	1.64%	1.70%	2.36%
After expense waiver/recoupment	1.61%	1.63%	1.62%	1.72%	2.04%
Ratio of net investment income (loss) to average net assets(8)	0.74%	1.24%	−0.26%	−1.06%	2.71%
Portfolio turnover rate(6)	553%	1,100%	1,127%	786%	277%

(1)	October 23, 2020.
(2)	For an A Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Per share amounts calculated using average shares method.
(5)	Total return does not reflect sales charges.
(6)	Not annualized for periods less than one year.
(7)	Does not include expenses of investment companies in which the Fund invests.
(8)	Anualized for periods less than one year.
(9)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.04% to 1.63%.
See Notes to Financial Statements.

23

Kensington Dynamic Growth Fund
Financial Highlights
C Class

	Year Ended December 31,				Since Inception(1) through December 31, 2020
	2024	2023	2022	2021
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$11.38	$10.00	$11.18	$10.11	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(3)	—(4)(10)	0.01	(0.10)	(0.21) (4)	0.05 (4)
Net realized and unrealized gain (loss) on investments	(0.05)	1.43	(0.98)	2.19	0.09
Total from investment operations	(0.05)	1.44	(1.08)	1.98	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.06)	—	—	(0.03)
Net realized gains	(0.67)	—	(0.10)	(0.91)	—
Total distributions	(0.75)	(0.06)	(0.10)	(0.91)	(0.03)
Net asset value, end of period	$10.58	$11.38	$10.00	$11.18	$10.11
Total return(5)(6)	−0.47%	14.49%	−9.65%	19.57%	1.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$8,433	$16,482	$21,018	$11,279	$2,086
Ratio of expenses to average net assets(7)(8)(9):
Before expense waiver/recoupment	2.35%	2.37%	2.39%	2.44%	2.96%
After expense waiver/recoupment	2.35%	2.38%	2.37%	2.47%	2.64%
Ratio of net investment income(loss) to average net assets(8)	0.00%	0.50%	−1.01%	−1.77%	2.50%
Portfolio turnover rate(6)	553%	1,100%	1,127%	786%	277%

(1)	October 23, 2020.
(2)	For a C Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Per share amounts calculated using average shares method.
(5)	Total return does not reflect sales charges.
(6)	Not annualized for periods less than one year.
(7)	Does not include expenses of investment companies in which the Fund invests.
(8)	Anualized for periods less than one year.
(9)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.64% to 2.38%.
(10)	Amount per share rounds to $0.00.
See Notes to Financial Statements.

24

Kensington Defender Fund
Financial Highlights
Institutional Class

	Year Ended December 31, 2024	Since Inception(1) through December 31, 2023
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$10.07	$10.00
INVESTMENT OPERATIONS:
Net investment income(3)	0.12	0.11
Net realized and unrealized gain on investments	0.47	0.07
Total from investment operations	0.59	0.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.11)
Net realized gains	(0.21)	—
Return of capital	—	—
Total distributions	(0.65)	(0.11)
Net asset value, end of period	$10.01	$10.07
Total return(4)	5.86%	1.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$63,346	$44,731
Ratio of expenses to average net assets(5)(6):
Before expense waiver	1.60%	2.22%
After expense waiver	1.49%	1.49%
Ratio of net investment income to average net assets(6)	1.10%	3.78%
Portfolio turnover rate(4)	353%	182%

(1)	May 31, 2023.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized.
See Notes to Financial Statements.

25

Kensington Hedged Premium Income Fund
Financial Highlights

Since Inception(1) through December 31, 2024
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(3)	0.36
Net realized and unrealized gain on investments	0.60
Total from investment operations	0.96
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)
Net realized gains	(0.03)
Return of capital	(0.63)
Total distributions	(0.76)
Net asset value, end of period	$25.20
Total return(4)	3.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$69,042
Ratio of expenses to average net assets(5)(6)	0.95%
Ratio of net investment income to average net assets(6)	1.38%
Portfolio turnover rate(4)	7%

(1)	September 5, 2024.
(2)	For an Fund Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized.
See Notes to Financial Statements.

26

Kensington Funds
Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Kensington Active Advantage Fund (“Active Advantage Fund”), the Kensington Managed Income Fund (“Managed Income Fund”), the Kensington Dynamic Growth Fund (“Dynamic Growth Fund”), the Kensington Defender Fund (“Defender Fund”), and the Kensington Hedged Premium Income ETF (“Hedged Premium Income ETF”) (or collectively, “the Funds”) are each a non-diversified series with their own investment objectives and policies within the Trust. The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services Investment Companies.
The investment objective of the Active Advantage Fund is total return. The Active Advantage Fund seeks to achieve its objective by utilizing a proprietary trend-following process which seeks to benefit from longer-term trends in equity and fixed income markets. The Active Advantage Fund commenced operations on March 23, 2022.
The investment objective of the Managed Income Fund is total return, which consists of income and capital appreciation. The Managed Income Fund seeks to achieve its objective by investing the Fund’s assets to gain exposure to (i) higher-yielding, fixed income securities, or to (ii) cash, cash equivalents, and U.S. Treasury securities, based on a proprietary “Managed Income Model” that looks at trends and patterns in the high-yield fixed income market. The Managed Income Fund commenced operations on May 28, 2019. On June 24, 2022, the Kensington Managed Income Fund, a series of Advisors Preferred Trust (the “Acquired Fund”), reorganized into the Managed Income Fund, a series of the Trust. All shares of the Acquired Fund were exchanged for shares of the Managed Income Fund on a pro rata basis immediately after the closing date. This qualified as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code.
The investment objective of the Dynamic Growth Fund is capital gains. The Dynamic Growth Fund seeks to achieve its objective by investing the Fund’s assets to gain exposure to (i) domestic equity securities or (ii) cash, cash equivalents, and U.S. Treasury securities based on a proprietary “Dynamic Growth Model” that looks at trends in the U.S. equity market. The Dynamic Growth Fund commenced operations on October 23, 2020. On June 24, 2022, the Kensington Dynamic Growth Fund, a series of Advisors Preferred Trust (the “Acquired Fund”), reorganized into the Dynamic Growth Fund, a series of the Trust. All shares of the Acquired Fund were exchanged for shares of the Dynamic Growth Fund on a pro rata basis immediately after the closing date. This qualified as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code.
The investment objective of the Defender Fund is capital preservation and total return, which consists of capital appreciation and income. The Defender Fund seeks to achieve its objective by utilizing varying investment strategies, including (i) Liquid Strategies, LLC’s (the “Sub-Adviser”) Defender Model, (ii) an options overlay strategy to generate income, and (iii) a total return swap strategy intended to provide exposures with reduced correlation to the other strategies. The Defender Fund commenced operations on May 31, 2023.
The investment objective of the Hedged Premium Income ETF is to seek current income with the potential for capital appreciation. The Hedged Premium Income ETF seeks to achieve its investment objective by gaining exposure to the S&P 500® Index (the “S&P 500®”) while simultaneously implementing a monthly call options strategy to generate income and a quarterly put options strategy to protect against large declines in the S&P 500®. The Fund typically gains its exposure to the S&P 500® by investing in a cost-effective ETF that tracks the S&P 500®, but may also utilize index futures contracts. The Hedged Premium Income ETF commenced operations on September 5, 2024. Costs incurred by the Hedged Premium Income ETF in connection with the organization, registration, and the initial public offering of shares were paid by Kensington Asset Management LLC (the “Adviser”). These costs are not eligible for recoupment by the Adviser.
Shares of the Hedged Premium Income ETF are listed and traded on the Cboe BZX Exchange Inc. (the “Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issue and redeem shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change

27

Kensington Funds
Notes to Financial Statements
December 31, 2024(Continued)
throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Active Advantage, Managed Income and Dynamic Growth Funds offer three classes of shares: the Institutional Class, the A Class and the C Class. The Defender Fund offers one class of shares, the Institutional Class. Institutional Class shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. A Class shares may be subject to a front-end sales charge of up to 4.75%. C Class shares may be subject to a deferred sales charge of up to 1.00%. The Active Advantage, Managed Income and Dynamic Growth Funds have adopted a Distribution Plan pursuant to Rule 12b-1 in the A Class and C Class. The Plan permits each Fund to pay for distribution and related expenses at an annual rate of 0.25% of the A Class and 1.00% of the C Class.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of December 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or penalties. The Managed Income Fund and Dynamic Growth Fund are subject to examination by U.S. taxing authorities for the tax years ended December 31, 2021 through 2024. The Active Advantage Fund, Defender Fund and Hedged Premium Income ETF are subject to examination by U.S. taxing authorities for the tax period since the commencement of operations.
Securities Transactions, Income and Distributions – Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Distributions received from the Funds’ investments generally are comprised of ordinary income and return of capital. The Funds allocate distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds.
The Funds will make distributions of net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal

28

Kensington Funds
Notes to Financial Statements
December 31, 2024(Continued)
income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended December 31, 2024, the Defender Fund decreased paid-in capital by $31,582 and increased accumulated gain by $31,582. For the year ended December 31, 2024, the Hedged Premium Income ETF decreased paid-in capital by $892,183 and increased accumulated gain by $892,183. The reclassifications were primarily due to reclassification of dividends.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% and 1.00% of average daily net assets of A Class shares and C Class shares, respectively. Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
Futures Contracts and Option Contracts – The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. In addition, the Fund segregates liquid securities when purchasing or selling futures contracts to comply with Trust policies. Subsequent payments (variation margin) are made or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.
The Funds may use purchased option contracts and written option contracts to hedge against the changes in the value of equities or to meet their investment objectives. The Funds may write put and call options only if they (i) own an offsetting position in the underlying security or (ii) maintain cash or other liquid assets in an amount equal to or greater than its obligation under the option.
When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently adjusted to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As the writer of an option, the Funds have no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bear the market risk of an unfavorable change in the price of the security underlying the written option.
The Funds may purchase call and put options. When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statements of Assets and Liabilities as an investment and is subsequently adjusted to reflect the fair value of the option. If an option expires on the stipulated expiration date or if the Funds enter into a

29

Kensington Funds
Notes to Financial Statements
December 31, 2024(Continued)
closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. Written and purchased options expose the Funds to minimal counterparty risk since they are exchange traded and the exchange’s clearinghouse guarantees the options against default. Please refer to Note 4 for more information on derivatives.
Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and include money market fund accounts. These balances may exceed FDIC insured limits.
Organizational and Offering Costs – All organization and offering costs for the Funds were covered by the Adviser.
Temporary Investments – To respond to adverse market, economic, political, or other conditions, a Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. A Fund may be invested in these instruments for extended periods, depending on the Adviser’s assessment of market conditions. These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ advisory and operational fees.
Consolidation of Subsidiary - The Defender Fund may invest up to 25% of its total assets in Kensington Defender Offshore Fund(the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by Kensington Defender Fund. The financial statements of the Kensington Defender Fund include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The Kensington Defender Fund had 8.1% of its total assets invested in the Subsidiary as of December 31, 2024.
New Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there are no material impacts for the Funds. The Funds each operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

30

Kensington Funds
Notes to Financial Statements
December 31, 2024(Continued)
3. SECURITIES VALUATION
The Funds have adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. To the extent the options are valued at the mean of the bid and ask prices, the options are categorized in Level 2 of the fair value hierarchy.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.
Certain investments such as investments purchased with proceeds from securities lending and private funds are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.
Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Common Stock – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Exchange-Traded Funds – Exchange-traded funds (“ETFs”) are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an ETF does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Registered Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Short-Term Investments – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
Derivative Instruments – Listed derivatives, including options, rights, swaps, warrants and futures that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

31

Kensington Funds
Notes to Financial Statements
December 31, 2024(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value each Fund’s securities by level within the fair value hierarchy as of December 31, 2024:
Active Advantage Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$—	$26,700,638	$ —	$ —	$26,700,638
Open End Funds	—	7,010,461	—	—	7,010,461
Investments Purchased with Proceeds from Securities Lending	6,460,816	—	—	—	6,460,816
Total Investments	$6,460,816	$33,711,099	$—	$—	$40,171,915

Managed Income Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$—	$750,998,800	$ —	$ —	$750,998,800
Open End Funds	—	91,818,077	—	—	91,818,077
Investments Purchased with Proceeds from Securities Lending	239,290,430	—	—	—	239,290,430
Total Investments	$239,290,430	$842,816,877	$—	$—	$1,082,107,307

Dynamic Growth Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ —	$813,040,272	$ —	$ —	$813,040,272
Total Investments	$—	$813,040,272	$—	$—	$813,040,272

Defender Fund

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$—	$50,909,168	$—	$ —	$50,909,168
Private Fund	6,378,247	—	—	—	6,378,247
Put Options Purchased	—	—	487,760	—	487,760
Investments Purchased with Proceeds from Securities Lending	17,259,676	—	—	—	17,259,676
Total Investments	$23,637,923	$50,909,168	$487,760	$—	$75,394,851

As of December 31, 2024, the Fund’s investments in other financial instruments* were classified as follows:

Put Options Written	$ —	—	$(1,068,000)	$ —	(1,068,080)
Total Other Financial Instruments	$—	$—	$(1,068,080)	$—	$(1,068,080)

32

Kensington Funds
Notes to Financial Statements
December 31, 2024(Continued)
Hedged Premium Income ETF

	Uncategorized	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ —	$66,412,643	$ —	$ —	$66,412,643
Call Options Purchased	—	—	52,462	—	52,462
Put Options Purchased	—	—	843,926	—	843,926
Total Investments	$—	$66,412,643	$896,388	$—	$67,309,031

As of December 31, 2024, the Fund’s investments in other financial instruments* were classified as follows:

Call Options Written	$ —	—	$(607,300)	$ —	(607,300)
Put Options Written	—	—	(156,186)	—	(156,186)
Total Other Financial Instruments	$—	$ —	$(763,486)	$—	$(763,486)

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments or Consolidated Schedule of Investments, such as futures, swap contracts and written options. Futures contracts are presented at the unrealized appreciation (depreciation) on the instruments.

Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for industry classifications.
4. DERIVATIVES TRANSACTIONS
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures contracts and options on futures contracts and other derivative securities. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund investing in a derivative instrument could lose more than the principal amount invested.
FASB Accounting Standards Codification 815, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about each Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on each Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds’ derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.
For the year ended December 31, 2024, the Funds’ average quarterly notional values are as follows:

Fund	Long Futures Contracts	Purchased Option Contracts	Written Option Contracts
Dynamic Growth Fund	$13,864,775	$—	$—
Defender Fund	—	45,893,849	(44,219,089)
Hedged Premium Income ETF	—	33,464,494	(31,286,891)

33

Kensington Funds
Notes to Financial Statements
December 31, 2024(Continued)
The locations on the Statements of Assets and Liabilities of the Funds’ derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:
Values of Derivative Instruments as of December 31, 2024. On the Consolidated Statement of Assets and Liabilities:

Defender Fund	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts – Purchased Options	Investments, at fair value	$487,760	Investments, at fair value	$—
Equity Contracts – Written Options	Written option contracts, at fair value	—	Written option contracts, at fair value	(1,068,080)
Total		$487,760		$(1,068,080)

Hedged Premium Income ETF	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts – Purchased Options	Investments, at fair value	$896,388	Investments, at fair value	$—
Equity Contracts – Written Options	Written option contracts, at fair value	—	Written option contracts, at fair value	(763,486)
Total		$896,388		$(763,486)

The effect of Derivative Instruments on the Statements of Operations or Consolidated Statement of Operations for the period ended December 31, 2024:
Amount of Realized Gain (Loss) on Derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Dynamic Growth Fund	Defender Fund		Hedged Premium Income ETF
	Futures	Purchased Options	Written Options	Purchased Options	Written Options
Equity Contracts	$2,039,180	$(3,474,154)	$5,080,786	$(940,607)	$697,423
Total	$2,039,180	$(3,474,154)	$5,080,786	$(940,607)	$697,423

Change in Unrealized Appreciation or (Depreciation) on Derivatives

	Dynamic Growth Fund	Defender Fund		Hedged Premium Income ETF
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Purchased Options*	Written Options	Purchased Options*	Written Options
Equity Contracts	$(783,405)	$78,536	$(147,101)	$(211,444)	$521,968
Total	$(783,405)	$78,536	$(147,101)	$(211,444)	$521,968

*	Included in net change in unrealized appreciation on unaffiliated investments as reported on the Statements of Operations.

34

Kensington Funds
Notes to Financial Statements
December 31, 2024(Continued)
Balance Sheet Offsetting Information
The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities or consolidated Statement of Assets and Liabilities as of December 31, 2024.
Defender Fund

Liabilities:	Gross Amounts Recognized	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
				Financial Instruments	Cash Collateral Pledged	Net Amount
Written Option Contracts	$1,068,080	$ —	$1,068,080	$ —	$1,068,080	$ —
	$1,068,000	$—	$1,068,080	$—	$1,068,080(1)	$—

Hedged Premium Income ETF

Liabilities:	Gross Amounts Recognized	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
				Financial Instruments	Cash Collateral Pledged	Net Amount
Written Option Contracts	$763,486	$ —	$763,486	$ —	$763,486	$ —
	$763,486	$ —	$763,486	$—	$763,486(1)	$—

(1)	The Actual Collateral received and/or pledged may be more than amount shown.
During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, each fund manages its cash collateral and securities collateral on a counterparty basis.  As of December 31, 2024, the Funds did not enter into any netting agreements which would require any portfolio securities to be netted.
5. Investment Advisory Fee and Other Transactions with Affiliates
The Trust has an agreement with Kensington Asset Management LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based on each Fund’s average daily net assets at the following annual rates:

Fund
Active Advantage Fund	1.25%
Managed Income Fund	1.25% on assets up to $1.0 billion
1.225% on assets between $1.0 billion and $2 billion
1.20% on assets greater than $2 billion
Dynamic Growth Fund	1.25% on assets up to $2.5 billion
1.225% on assets between $2.5 billion and $5 billion
1.20% on assets greater than $5 billion
Defender Fund	1.25%
Hedged Premium Income ETF	0.95%

The Adviser has engaged Liquid Strategies, LLC as the Sub-Adviser (the “Sub-Adviser) to the Defender Fund and Hedged Premium Income ETF. Subject to the supervision of the Adviser, the Sub-Adviser is primarily responsible for the day-to-day management of that Defender Fund’s and Hedged Premium Income ETF’s portfolio, including purchase, retention and sale of securities. Fees associated with these services are paid to the Sub-Adviser by the Adviser.

35

Kensington Funds
Notes to Financial Statements
December 31, 2024(Continued)
The Funds’ Adviser has contractually agreed to reimburse each Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, extraordinary expenses, and distribution (12b-1) fees and expenses) for each Fund do not exceed 1.35% of the average daily net assets of the Active Advantage Fund and Managed Income Fund, 1.38% of the average daily net assets of the Dynamic Growth Fund and 1.49% of the average daily net assets of the Defender Fund. Expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred and at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Funds’ prospectus. During the year ended December 31, 2024, the Active Advantage Fund recouped $2,908, the Managed Income Fund recouped $41,671 and the Dynamic Growth Fund recouped $2,941 of previously waived expenses. Reimbursed expenses subject to potential recovery by month of expiration are as follows:

Active Advantage Fund
March 2025 – December 2025	$ 155,426
January 2026 – December 2026	$ 189,217
January 2027 – December 2027	$ 175,849

Managed Income Fund
October 2025 – December 2025	$145,464
January 2026 – December 2026	$ 214,930
January 2027 – December 2027	$ 192,017

Defender Fund
May 2026 – December 2026	$ 79,230
January 2027 – December 2027	$ 65,622

Under the investment advisory agreement for the Hedged Premium Income ETF, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, acquired fund fees and expenses, any fees and expenses related to the provision of securities lending services, extraordinary expenses, and distribution fees and expenses paid by the Trust.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent and fund accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based on the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended December 31, 2024, are disclosed in the Statements of Operations.

36

Kensington Funds
Notes to Financial Statements
December 31, 2024(Continued)
6. Distribution Costs
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the A Class and the C Class. The Plan permits each Fund to pay for distribution and related expenses at an annual rate of 0.25% of the A Class and 1.00% of the C Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period ended December 31, 2024, expenses incurred by the A Class and C Class pursuant to the Plan were as follows:

Fund	A Class	C Class
Active Advantage Fund	$910	$1,620
Managed Income Fund	64,530	88,481
Dynamic Growth Fund	83,748	134,891

7. Affiliated Company Transactions
If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the year ended December 31, 2024, with affiliated companies as so defined:
Managed Income

Investment Security	12/31/23 Share Balance	Gross Additions	Gross Reductions	Realized Gain (Loss)	Distributions Received	12/31/24 Share Balance	12/31/24 Value	Net Change in Unrealized Appreciation/ Depreciation
Pioneer Strategic Income Fund - Class K.(1)	3,151,261	$35,000,000	$(36,023,109)	$(1,205,794)	$993,612	2,836,680	$26,693,158	$(983,401)
Transamerica High Yield Bond – Class I	—	13,000,000	—	—	310,798	1,592,331	12,977,499	(22,501)
Total		$48,000,000	$(36,023,109)	$(1,205,794)	$1,304,410		$39,670,657	$(1,005,902)

(1)	Holding is not an affiliate as of year end.
8. Investment Transactions
The aggregate purchases and sales, excluding U.S. government securities and short-term investments, by the Funds for the year ended December 31, 2024, were as follows:

Fund	Purchases	Sales
Active Advantage Fund	$49,749,747	$26,900,486
Managed Income Fund	1,131,203,500	1,054,733,902
Dynamic Growth Fund	4,635,728,430	4,941,230,209
Defender Fund	209,980,877	187,358,361
Hedged Premium Income ETF	17,450,951	2,251,016

During the period ended December 31, 2024, in-kind transactions associated with creation and redemptions were as follows:

	Purchases	Sales
Hedged Premium Income ETF	$53,426,134	$2,885,138

During the period ended December 31, 2024, net capital gains resulting from in-kind redemptions were as follows:

Hedged Premium Income ETF	$99,065

37

Kensington Funds
Notes to Financial Statements
December 31, 2024(Continued)
9. Federal Tax Information
As of December 31, 2024, the Funds’ most recent fiscal year end, the cost basis of investments for federal income tax purposes and the components of accumulated losses on a tax basis were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation/ (Depreciation)	Federal Income Tax Cost
Active Advantage Fund	$784,725	$(182,301)	$602,424	$39,569,491
Managed Income Fund	5,954,621	(2,513,202)	3,441,419	1,078,665,889
Dynamic Growth Fund	—	(30,007,420)	(30,007,420)	843,047,692
Defender Fund	2,004,085	(1,263,072)	741,013	74,653,838
Hedged Premium Income ETF	1,299,991	(727,932)	572,059	66,736,972

The temporary differences to the tax-basis were due to Wash Sales, §1256 MTM, and Grantor Trust Adjustments.
At December 31, 2024, the Funds’ most recent fiscal year end, components of distributable earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Net Appreciation/ (Depreciation)	Total Accumulated Gain (Loss)
Active Advantage Fund	$23,155	$ —	$(997,206)	$602,424	$(371,627)
Managed Income Fund	239,208	—	(94,802,037)	3,441,419	(91,121,410)
Dynamic Growth Fund	11,277,990	—	—	(30,007,420)	(18,729,430)
Defender Fund	—	—	—	741,013	741,013
Hedged Premium Income ETF	—	—	—	572,059	572,059

As of December 31, 2024, the Funds’ most recent fiscal year end, the Active Advantage Fund and Managed Income Fund had short-term capital loss carryovers of $977,206 and $94,802,037, respectively, which may be carried over for an unlimited period. The Active Advantage Fund, Managed Income Fund, and Dynamic Growth Fund utilized $490,836, $14,335,929, and $13,043,845, respectively, of capital loss carryover from the prior year. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended December 31, 2024, the Funds do not plan to defer any qualified late year losses.
During the year ended December 31, 2024, the Funds paid the following distributions to shareholders:

Fund	Ordinary Income*	Return on Capital	Long-Term Capital Gains**	Total
Active Advantage Fund	$466,818	$—	$—	$466,818
Managed Income Fund	48,195,163	—	—	48,195,163
Dynamic Growth Fund	66,167,191	—	705,811	66,873,002
Defender Fund	2,697,019	31,582	1,259,822	3,988,423
Hedged Premium Income ETF	158,421	991,248	40,404	1,190,073

38

Kensington Funds
Notes to Financial Statements
December 31, 2024(Continued)
During the year ended December 31, 2023, the Funds paid the following distributions to shareholders:

Fund	Ordinary Income*	Short-Term Capital Gains	Long-Term Capital Gains**	Total
Active Advantage Fund	$312,144	$ —	$ —	$312,144
Managed Income Fund	36,285,562	—	—	36,285,562
Dynamic Growth Fund	12,317,634	—	—	12,317,634
Defender Fund	408,595	—	—	408,595

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Funds designate as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(c).
10. Securities Lending
Following the terms of a securities lending agreement with the Fund’s Custodian, the Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund. As of December 31, 2024, the Active Advantage Fund had securities on loan with a value of $6,302,678 and collateral value of $6,460,816. The Managed Income Fund had securities on loan with a value of $233,612,771 and collateral value of $239,290,431. The Defender Fund had securities on loan with a value of $16,906,786 and collateral value of $17,259,676
The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. The net income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations. Securities lending income, as disclosed in the Fund’s Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.
11. Line of Credit
The Active Advantage Fund, Managed Income Fund, Dynamic Growth Fund and Defender Fund have each established an unsecured line of credit (“LOC”) in the amount of $100,000,000, 20% of a Fund’s gross market value (10% for the Active Advantage Fund), or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures, unless renewed, on July 19, 2025. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOC is with the Custodian. Interest is charged at the prime rate which was 7.50% as of

39

Kensington Funds
Notes to Financial Statements
December 31, 2024(Continued)
December 31, 2024. The interest rate during the year was between 7.50% and 8.50%. The Funds have authorized the Custodian. to charge any of the accounts of the Funds for any missed payments. For the year ended December 31, 2024, the Funds’ LOC activity was as follows:

Fund	LOC Agent	Average Borrowings	Amount Outstanding as of December 31, 2024	Weighted- Average Interest Rate	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
Active Advantage Fund	U.S. Bank N.A.	$2,325	$ —	8.42%	$199	$145,000	2/6/2024
Managed Income Fund	U.S. Bank N.A.	40,243	—	7.78%	3,268	4,055,000	11/22/2024
Dynamic Growth Fund	U.S. Bank N.A.	16,388	—	7.75%	1,314	3,348,000	12/3/2024
Defender Fund	U.S. Bank N.A.	—	—	—	—	—	—

12. Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2024, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held	Type of Ownership
Active Advantage Fund	Charles Schwab & Co., Inc.	44.99%	Record
Managed Income Fund	National Financial Services, LLC	43.46%	Record
	Charles Schwab & Co., Inc.	27.44%	Record
Dynamic Growth Fund	Charles Schwab & Co., Inc.	44.24%	Record
Defender Fund	National Financial Services, LLC	50.77%	Record
	Charles Schwab & Co., Inc.	45.22%	Record

13. Subsequent Events
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

40

Kensington Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Kensington Funds and
Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, written options (consolidated for Kensington Defender Fund), of the funds listed below (“Kensington Funds” or the “Funds”), each a series of Managed Portfolio Series, as of December 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights (consolidated for Kensington Defender Fund) for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Kensington Active Advantage Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024 and 2023, and for the period from March 23, 2022 (commencement of operations) through December 31, 2022
Kensington Managed Income Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, and 2020.
Kensington Dynamic Growth Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, and for the period from October 23, 2020 (commencement of operations) through December 31, 2020
Kensington Defender Fund	Consolidated for the year ended December 31, 2024	Consolidated for the year ended December 31, 2024, and for the period from May 31, 2023 (commencement of operations) through December 31, 2023
Kensington Hedged Premium Income ETF	For the period from September 5, 2024 (commencement of operations) through December 31, 2024

The Kensington Managed Income Fund and Kensington Dynamic Growth Fund financial highlights for the year ended December 31, 2021, were audited by other auditors whose report dated February 25, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

41

Kensington Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedure. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2022. In addition, we served as the Funds’ auditor from 2019 through 2020.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 28, 2025

42

Kensington Funds
Additional Information
December 31, 2024 (Unaudited)
Availability of Fund Portfolio Information
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-855-375-3060.
Availability of Proxy Voting Information
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-375-3060. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-375-3060, or (2) on the SEC’s website at www.sec.gov.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended December 31, 2024, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund
Active Advantage Fund	23.22%
Managed Income Fund	0.00%
Dynamic Growth Fund	5.12%
Defender Fund	12.71%
Hedged Premium Income ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024, was as follows:

Fund
Active Advantage Fund	0.00%
Managed Income Fund	0.00%
Dynamic Growth Fund	0.00%
Defender Fund	0.00%
Hedged Premium Income ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Fund
Active Advantage Fund	0.00%
Managed Income Fund	0.00%
Dynamic Growth Fund	77.69%
Defender Fund	75.02%
Hedged Premium Income ETF	17.45%

43

Kensington Funds
Additional Information
December 31, 2024 (Unaudited)(Continued)
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
For all Funds except the Hedged Premium Income Fund, see the Statement of Operations. For the Hedged Premium Income Fund, all fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Investment Advisory Agreement.
Statement Regarding Basis for Approval of Investment Advisory Contract.
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on August 20-21, 2024, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved (i) an investment advisory agreement between the Trust, on behalf of the Kensington Hedged Premium Income ETF (the “Fund”), and Kensington Asset Management, LLC (“KAM” or the “Adviser”) (the “Advisory Agreement”); and (2) a sub-advisory agreement between the Trust, on behalf of the Fund, KAM and Liquid Strategies, LLC (“LS”) (the “Sub-Advisory Agreement”), each for an initial two-year term.
Prior to the meeting and at a meeting held on May 21-22, 2024, the Trustees received and considered information from KAM and LS designed to provide the Trustees with the information necessary to evaluate the approval of the Advisory Agreement and Sub-Advisory Agreement (“Support Materials”). The Independent Trustees reviewed and considered the Fund’s investment strategy, services that KAM and LS each proposed to provide to the Fund, the proposed advisory fees to be paid to KAM under the Advisory Agreement and the proposed sub-advisory fees to be paid by KAM to LS under the Sub-Advisory Agreement, and other matters that the Trustees deemed relevant. Before voting to approve the Advisory Agreement and the Sub-Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees and considered the legal standards for the Trustees’ consideration of the approval of the Sub-Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to approve the Advisory Agreement and Sub-Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services to be provided by KAM and LS with respect to the Fund; (2) the costs of the services provided by KAM and the projected profits to be realized by KAM from services rendered to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (5) other benefits to KAM and LS resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that KAM will provide under the Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) providing for and supervising the general management and investment of the Fund’s securities portfolio through the use of a sub-adviser; (2) investing or overseeing a sub-adviser’s investment of the Fund’s assets consistent with the Fund’s investment objective and investment policies, and evaluating the sub-adviser’s performance results with respect to the Fund; (3) directly managing any portion of the Fund’s assets that KAM determines not to allocate to a sub-adviser and, with respect to such portion, determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (4) voting all proxies with respect to the Fund’s portfolio

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Kensington Funds
Additional Information
December 31, 2024 (Unaudited)(Continued)
securities; (5) maintaining the required books and records for transactions effected on behalf of the Fund; (6) selecting or overseeing a sub-adviser’s selection of broker-dealers to execute orders on behalf of the Fund; and (7) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws, and overseeing a sub-adviser’s completion of the same. The Trustees noted that KAM is well capitalized and also considered KAM’s assets under management. The Trustees also took into account their experience with KAM with respect to several Trust series for which KAM currently serves as investment adviser. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that KAM proposes to provide to the Fund under the Advisory Agreement.
Similar to the review of KAM, the Trustees considered the scope of distinct services that LS will provide under the Sub-Advisory Agreement with respect to such portions of the Fund that the Adviser allocates to LS’ management, and subject to KAM’s oversight, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) maintaining the required books and records for transactions LS effects on behalf of the Fund; (4) selecting broker-dealers to execute orders on behalf of the Fund; and (5) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed LS’ assets under management, financial statements and its capitalization. The Trustees concluded that LS had sufficient resources to support its management of the Fund. The Trustees also noted the experience of the LS portfolio managers in managing strategies similar to the Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that LS proposes to provide to the Fund under the Sub-Advisory Agreement.
Cost of Advisory Services and Profitability. The Trustees considered the proposed management fee that the Fund will pay to KAM under the Advisory Agreement. The Trustees observed that KAM does not manage other accounts utilizing a substantially similar investment strategy as that of the Fund. The Trustees considered the reasonableness of KAM’s projected profitability analysis (12-month pro-forma) for services that KAM will render to the Fund. In that regard, the Trustees noted that KAM will charge a unitary management fee and will therefore be responsible for the general operating expenses of the Fund. The Trustees also noted that it would have an opportunity to review information about actual profitability earned from the Fund in the context of future contract renewals.
The Trustees also considered the proposed sub-advisory fee that KAM will pay to LS under the Sub-Advisory Agreement. The Trustees observed that LS currently offers separately managed accounts utilizing a substantially similar investment strategy as that of the Fund. The Trustees noted that because the sub-advisory fees are to be paid by KAM, the overall advisory fee to be paid by the Fund is not directly affected by the sub-advisory fees paid to LS. Consequently, the Trustees did not consider the costs of services provided by LS or the profitability of its relationship with the Fund to be material factors for consideration given that LS is not affiliated with KAM and, therefore, the sub-advisory fees were negotiated on an arm’s length basis.
Comparative Fee and Expense Data. The Trustees considered an analysis comparing the contractual expenses that the Fund will bear to those of funds in a projected Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), in each case as projected by the service provider that prepared the analysis. The Trustees noted that the Fund’s proposed management fee was above both the Cohort and Category averages, while the Fund’s total expenses were above the Cohort average but below the Category average. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that KAM’s proposed advisory fee, and the portion of such fee that it allocates to LS, was reasonable.
Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale, noting that the proposed investment advisory fee for the Fund does not contain breakpoints. The Trustees also considered that KAM had agreed to consider breakpoints in the future in response to asset growth. The Trustees noted that the amount and structure of the Fund’s unified fee contemplates a sharing of economies of scale with Fund shareholders. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints, but committed to revisit this issue in the future as circumstances change and asset levels increase.

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Kensington Funds
Additional Information
December 31, 2024 (Unaudited)(Continued)
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by KAM and LS from their relationships with the Fund. The Trustees noted that the Fund will not use affiliated brokers and neither KAM nor LS utilizes soft dollars. The Trustees considered that KAM and LS may each receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that KAM and LS do not receive additional material benefits from their relationships with the Fund.

46

BOARD OF TRUSTEES
David Massart
Leonard Rush, CPA
David Swanson
Robert Kern
INVESTMENT ADVISER
Kensington Asset Management LLC
901 S. Mopac Expressway, Suite 225
Austin, TX 78746
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7096
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-375-3060

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	3/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	3/7/2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	3/7/2025

* Print the name and title of each signing officer under his or her signature.